EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postretirement Medicare Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	$ 1,689	$ 1,628	$ 1,936
Service cost	6	7	10
Interest cost	57	72	73
Benefits paid	(16)	(17)	(15)
Change in medical plan provisions
Actuarial loss (gain)	146	(1)	(376)
Benefit obligation end of period	1,882	1,689	1,628
Change in plan assets:
Fair value of plan assets at beginning of period
Employer contribution	16	16	15
Benefits paid	(16)	(16)	(15)
Fair value of plan assets at end of period
Funded status	(1,882)	(1,689)	(1,628)
Pension Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	21,908	18,979	20,629
Interest cost	687	817	749
Benefits paid	(737)	(688)	(607)
Change in medical plan provisions
Actuarial loss (gain)	1,608	2,800	(1,792)
Benefit obligation end of period	23,467	21,908	18,979
Change in plan assets:
Fair value of plan assets at beginning of period	24,454	22,670	23,235
Actual return on plan assets	2,337	2,544	(133)
Employer contribution			175
Expenses paid	(69)	(71)
Benefits paid	(736)	(688)	(607)
Fair value of plan assets at end of period	25,985	24,454	22,670
Funded status	$ 2,518	$ 2,546	$ 3,691